Distribution Date:	06/16/23	BANK 2018-BNK12
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	19		Andrew Hundertmark		ahundertmark@argenticservices.com
Historical Detail	20		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541KAW8	3.086000%	33,530,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541KAX6	4.074000%	76,220,000.00	70,425,396.91	100,377.76	239,094.22	0.00	0.00	339,471.98	70,325,019.15	31.47%	30.00%
A-SB	06541KAY4	4.165000%	36,500,000.00	36,494,912.13	565,092.11	126,667.76	0.00	0.00	691,759.87	35,929,820.02	31.47%	30.00%
A-3	06541KAZ1	3.990000%	210,000,000.00	210,000,000.00	0.00	698,250.00	0.00	0.00	698,250.00	210,000,000.00	31.47%	30.00%
A-4	06541KBA5	4.255000%	243,028,000.00	243,028,000.00	0.00	861,736.78	0.00	0.00	861,736.78	243,028,000.00	31.47%	30.00%
A-S	06541KBD9	4.477320%	83,470,000.00	83,470,000.00	0.00	311,434.92	0.00	0.00	311,434.92	83,470,000.00	21.24%	20.25%
B	06541KBE7	4.538320%	39,596,000.00	39,596,000.00	0.00	149,749.43	0.00	0.00	149,749.43	39,596,000.00	16.39%	15.63%
C	06541KBF4	4.538320%	40,665,000.00	40,665,000.00	0.00	153,792.32	0.00	0.00	153,792.32	40,665,000.00	11.41%	10.88%
D	06541KAJ7	3.000000%	37,455,000.00	37,455,000.00	0.00	93,637.50	0.00	0.00	93,637.50	37,455,000.00	6.82%	6.50%
E	06541KAL2	3.038320%	22,473,000.00	22,473,000.00	0.00	56,900.14	0.00	0.00	56,900.14	22,473,000.00	4.06%	3.88%
F	06541KAN8	3.038320%	8,561,000.00	8,561,000.00	0.00	21,675.88	0.00	0.00	21,675.88	8,561,000.00	3.02%	2.88%
G*	06541KAQ1	3.038320%	24,613,456.00	24,613,456.00	0.00	56,857.47	0.00	0.00	56,857.47	24,613,456.00	0.00%	0.00%
R	06541KAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06541KAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2GEUK1	4.538320%	45,058,497.70	42,988,513.97	35,024.73	162,292.21	0.00	0.00	197,316.94	42,953,489.24	0.00%	0.00%
Regular SubTotal			901,169,953.70	859,770,279.01	700,494.60	2,932,088.63	0.00	0.00	3,632,583.23	859,069,784.41

X-A	06541KBB3	0.411335%	599,278,000.00	559,948,309.04	0.00	191,938.44	0.00	0.00	191,938.44	559,282,839.17
X-B	06541KBC1	0.041373%	123,066,000.00	123,066,000.00	0.00	4,243.06	0.00	0.00	4,243.06	123,066,000.00
X-D	06541KAA6	1.538320%	37,455,000.00	37,455,000.00	0.00	48,014.82	0.00	0.00	48,014.82	37,455,000.00
X-E	06541KAC2	1.500000%	22,473,000.00	22,473,000.00	0.00	28,091.25	0.00	0.00	28,091.25	22,473,000.00
X-F	06541KAE8	1.500000%	8,561,000.00	8,561,000.00	0.00	10,701.25	0.00	0.00	10,701.25	8,561,000.00
X-G	06541KAG3	1.500000%	24,613,456.00	24,613,456.00	0.00	30,766.82	0.00	0.00	30,766.82	24,613,456.00
Notional SubTotal			815,446,456.00	776,116,765.04	0.00	313,755.64	0.00	0.00	313,755.64	775,451,295.17

Deal Distribution Total					700,494.60	3,245,844.27	0.00	0.00	3,946,338.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541KAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541KAX6	923.97529402	1.31694778	3.13689609	0.00000000	0.00000000	0.00000000	0.00000000	4.45384387	922.65834623
A-SB	06541KAY4	999.86060630	15.48197562	3.47034959	0.00000000	0.00000000	0.00000000	0.00000000	18.95232521	984.37863068
A-3	06541KAZ1	1,000.00000000	0.00000000	3.32500000	0.00000000	0.00000000	0.00000000	0.00000000	3.32500000	1,000.00000000
A-4	06541KBA5	1,000.00000000	0.00000000	3.54583332	0.00000000	0.00000000	0.00000000	0.00000000	3.54583332	1,000.00000000
A-S	06541KBD9	1,000.00000000	0.00000000	3.73110004	0.00000000	0.00000000	0.00000000	0.00000000	3.73110004	1,000.00000000
B	06541KBE7	1,000.00000000	0.00000000	3.78193328	0.00000000	0.00000000	0.00000000	0.00000000	3.78193328	1,000.00000000
C	06541KBF4	1,000.00000000	0.00000000	3.78193336	0.00000000	0.00000000	0.00000000	0.00000000	3.78193336	1,000.00000000
D	06541KAJ7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06541KAL2	1,000.00000000	0.00000000	2.53193343	0.00000000	0.00000000	0.00000000	0.00000000	2.53193343	1,000.00000000
F	06541KAN8	1,000.00000000	0.00000000	2.53193319	0.00000000	0.00000000	0.00000000	0.00000000	2.53193319	1,000.00000000
G	06541KAQ1	1,000.00000000	0.00000000	2.31001571	0.22191764	8.04247035	0.00000000	0.00000000	2.31001571	1,000.00000000
R	06541KAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06541KAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2GEUK1	954.06008110	0.77731686	3.60181138	0.00638015	0.23672005	0.00000000	0.00000000	4.37912825	953.28276424

Notional Certificates
X-A	06541KBB3	934.37154216	0.00000000	0.32028281	0.00000000	0.00000000	0.00000000	0.00000000	0.32028281	933.26108946
X-B	06541KBC1	1,000.00000000	0.00000000	0.03447792	0.00000000	0.00000000	0.00000000	0.00000000	0.03447792	1,000.00000000
X-D	06541KAA6	1,000.00000000	0.00000000	1.28193352	0.00000000	0.00000000	0.00000000	0.00000000	1.28193352	1,000.00000000
X-E	06541KAC2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	06541KAE8	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06541KAG3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/23 - 05/30/23	30	0.00	239,094.22	0.00	239,094.22	0.00	0.00	0.00	239,094.22	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	126,667.76	0.00	126,667.76	0.00	0.00	0.00	126,667.76	0.00
A-3	05/01/23 - 05/30/23	30	0.00	698,250.00	0.00	698,250.00	0.00	0.00	0.00	698,250.00	0.00
A-4	05/01/23 - 05/30/23	30	0.00	861,736.78	0.00	861,736.78	0.00	0.00	0.00	861,736.78	0.00
X-A	05/01/23 - 05/30/23	30	0.00	191,938.44	0.00	191,938.44	0.00	0.00	0.00	191,938.44	0.00
X-B	05/01/23 - 05/30/23	30	0.00	4,243.06	0.00	4,243.06	0.00	0.00	0.00	4,243.06	0.00
X-D	05/01/23 - 05/30/23	30	0.00	48,014.82	0.00	48,014.82	0.00	0.00	0.00	48,014.82	0.00
X-E	05/01/23 - 05/30/23	30	0.00	28,091.25	0.00	28,091.25	0.00	0.00	0.00	28,091.25	0.00
X-F	05/01/23 - 05/30/23	30	0.00	10,701.25	0.00	10,701.25	0.00	0.00	0.00	10,701.25	0.00
X-G	05/01/23 - 05/30/23	30	0.00	30,766.82	0.00	30,766.82	0.00	0.00	0.00	30,766.82	0.00
A-S	05/01/23 - 05/30/23	30	0.00	311,434.92	0.00	311,434.92	0.00	0.00	0.00	311,434.92	0.00
B	05/01/23 - 05/30/23	30	0.00	149,749.43	0.00	149,749.43	0.00	0.00	0.00	149,749.43	0.00
C	05/01/23 - 05/30/23	30	0.00	153,792.32	0.00	153,792.32	0.00	0.00	0.00	153,792.32	0.00
D	05/01/23 - 05/30/23	30	0.00	93,637.50	0.00	93,637.50	0.00	0.00	0.00	93,637.50	0.00
E	05/01/23 - 05/30/23	30	0.00	56,900.14	0.00	56,900.14	0.00	0.00	0.00	56,900.14	0.00
F	05/01/23 - 05/30/23	30	0.00	21,675.88	0.00	21,675.88	0.00	0.00	0.00	21,675.88	0.00
G	05/01/23 - 05/30/23	30	192,004.69	62,319.63	0.00	62,319.63	5,462.16	0.00	0.00	56,857.47	197,952.99
RR Interest	05/01/23 - 05/30/23	30	10,339.66	162,579.70	0.00	162,579.70	287.48	0.00	0.00	162,292.21	10,666.25
Totals			202,344.35	3,251,593.92	0.00	3,251,593.92	5,749.64	0.00	0.00	3,245,844.27	208,619.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,946,338.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,272,142.42	Master Servicing Fee	11,947.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,651.44
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	369.03
ARD Interest	0.00	Operating Advisor Fee	2,047.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	243.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,272,142.42	Total Fees	20,548.53

Principal		Expenses/Reimbursements
Scheduled Principal	700,494.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,749.64
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	700,494.60	Total Expenses/Reimbursements	5,749.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,245,844.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	700,494.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,946,338.87
Total Funds Collected	3,972,637.02	Total Funds Distributed	3,972,637.04

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	859,770,279.37	859,770,279.37	Beginning Certificate Balance	859,770,279.01
(-) Scheduled Principal Collections	700,494.60	700,494.60	(-) Principal Distributions	700,494.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	859,069,784.77	859,069,784.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	859,886,376.36	859,886,376.36	Ending Certificate Balance	859,069,784.41
Ending Actual Collateral Balance	859,211,606.48	859,211,606.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.36)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.36)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP
5,000,000 or less	22	59,381,227.53	6.91%	59	4.5356	1.406505	1.40 or less	19	95,593,631.28	11.13%	58	4.6225	0.817938
5,000,001 to 10,000,000	18	125,657,039.64	14.63%	59	4.8070	1.952164	1.41 to 1.50	2	16,998,955.10	1.98%	59	4.1473	1.468163
10,000,001 to 15,000,000	6	78,102,221.05	9.09%	58	4.6884	1.581530	1.51 to 1.60	4	46,160,653.88	5.37%	59	4.5308	1.547208
15,000,001 to 25,000,000	5	88,462,022.87	10.30%	58	4.3177	2.143169	1.61 to 1.70	3	69,723,787.42	8.12%	59	4.7777	1.639767
25,000,001 to 50,000,000	1	29,226,769.45	3.40%	58	5.0180	1.917100	1.71 to 1.80	3	77,287,357.77	9.00%	59	4.8330	1.762111
50,000,001 or greater	7	465,620,912.84	54.20%	49	4.2556	2.141011	1.81 to 1.90	4	63,797,748.26	7.43%	58	3.8522	1.826252
Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321	1.91 to 2.50	16	299,885,448.39	34.91%	43	4.4166	2.045280
							2.51 to 3.00	3	75,831,243.80	8.83%	57	4.5647	2.668957
							3.01 or greater	5	101,171,367.48	11.78%	58	4.0038	3.336181
							Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP	Wisconsin	1	9,215,845.94	1.07%	59	5.0490	1.574200
Alabama	1	1,822,314.41	0.21%	57	4.5325	2.616900	Totals	94	859,069,784.77	100.00%	53	4.4345	2.005321
Arizona	1	783,886.46	0.09%	57	4.5325	2.616900
									Property Type³
California	18	209,845,639.16	24.43%	58	4.0361	2.509953
Colorado	2	15,274,692.55	1.78%	59	5.0567	2.860740		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	1,243,834.06	0.14%	57	4.5325	2.616900		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	2,075,082.97	0.24%	57	4.5325	2.616900	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP
Florida	5	30,193,066.30	3.51%	58	4.6962	2.528656	Industrial	3	16,103,474.07	1.87%	58	4.6035	2.032508
Idaho	4	14,099,600.09	1.64%	58	5.0180	1.917100	Lodging	14	86,861,639.39	10.11%	58	5.1223	1.950695
Illinois	1	4,140,000.00	0.48%	59	4.9300	1.996000	Multi-Family	26	226,388,476.09	26.35%	59	4.2362	1.505986
Kansas	2	1,808,384.28	0.21%	57	4.5325	2.616900	Office	8	204,876,547.72	23.85%	57	4.0163	2.371022
Louisiana	1	2,300,000.00	0.27%	59	5.8190	1.640100	Other	1	2,300,000.00	0.27%	59	5.8190	1.640100
Maryland	3	12,847,883.47	1.50%	58	4.8421	3.021824	Retail	12	234,088,812.18	27.25%	40	4.6528	1.955658
Massachusetts	3	5,215,694.33	0.61%	57	4.5325	2.616900	Self Storage	26	75,831,243.80	8.83%	57	4.5647	2.668957
New Hampshire	1	5,400,000.00	0.63%	59	4.8800	1.826300	Totals	94	859,069,784.77	100.00%	53	4.4345	2.005321
New Jersey	1	3,118,895.68	0.36%	59	5.2300	1.357700
New York	22	98,793,791.51	11.50%	59	4.1825	1.191471
Oregon	2	10,208,312.43	1.19%	58	5.0180	1.917100
Pennsylvania	2	65,357,991.27	7.61%	59	4.7063	1.671967
Tennessee	3	97,218,819.10	11.32%	59	4.9526	1.522274
Texas	4	18,474,917.29	2.15%	58	4.8841	2.643229
Utah	2	23,090,761.98	2.69%	59	4.8582	1.616947
Virginia	4	178,690,176.23	20.80%	33	4.1947	1.951044
Washington	4	27,419,346.10	3.19%	59	4.6725	2.039199
Washington, DC	1	7,811,257.64	0.91%	57	4.5325	2.616900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP
	4.000% or less	5	233,834,799.27	27.22%	57	3.8051	2.363520	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	22	162,641,205.17	18.93%	31	4.2373	1.571857	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	22	354,154,416.38	41.23%	59	4.7305	1.958015	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	10	95,819,772.56	11.15%	58	5.1701	2.015260	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321	49 months or greater	59	846,450,193.38	98.53%	53	4.4298	2.002319
								Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP
	110 months or less	59	846,450,193.38	98.53%	53	4.4298	2.002319	Interest Only	19	419,416,000.00	48.82%	58	4.2018	2.252261
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	37	406,269,280.94	47.29%	48	4.6865	1.777684
	Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321	300 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	3	20,764,912.44	2.42%	59	4.0137	1.348952
								Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	12,619,591.39	1.47%	58	4.7441	NAP			No outstanding loans in this group
Underwriter's Information		1	13,718,915.51	1.60%	59	4.8390	1.910000
	12 months or less	42	777,234,816.08	90.47%	52	4.4352	2.068181
	13 months to 24 months	13	49,051,702.27	5.71%	59	4.2674	1.059947
	25 months or greater	3	6,444,759.52	0.75%	59	4.1538	1.428478
	Totals	63	859,069,784.77	100.00%	53	4.4345	2.005321
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944093	RT	Franklin	TN	30/360	4.839%	277,084.21	118,184.75	0.00	N/A	05/11/28	--	68,712,761.67	68,594,576.92	05/11/23
1A	310945339				30/360	4.839%	55,416.84	23,636.95	0.00	N/A	05/11/28	--	13,742,552.46	13,718,915.51	05/11/23
2	610944222	OF	Herndon	VA	Actual/360	3.986%	305,482.61	0.00	0.00	03/11/28	09/30/29	--	89,000,000.00	89,000,000.00	06/11/23
3	300801773	RT	Fairfax	VA	Actual/360	4.258%	271,813.20	105,660.77	0.00	N/A	05/10/23	--	74,131,996.69	74,026,335.92	06/10/23
4	1750338	MF	Philadelphia	PA	Actual/360	4.713%	255,669.40	0.00	0.00	N/A	05/01/28	--	63,000,000.00	63,000,000.00	06/01/23
5	656120810	OF	San Francisco	CA	Actual/360	3.709%	185,223.97	0.00	0.00	04/06/28	04/06/31	--	58,000,000.00	58,000,000.00	06/06/23
6	310401006	SS	Various	Various	Actual/360	4.532%	226,373.19	0.00	0.00	N/A	03/01/28	--	58,000,000.00	58,000,000.00	06/01/23
7	300801757	MF	San Francisco	CA	Actual/360	3.722%	176,269.44	0.00	0.00	N/A	04/06/28	--	55,000,000.00	55,000,000.00	06/06/23
8	310945284	LO	Various	Various	Actual/360	5.018%	126,578.46	66,643.38	0.00	N/A	04/11/28	--	29,293,412.83	29,226,769.45	06/11/23
9	1852051	OF	Centerville	UT	Actual/360	4.815%	75,463.62	28,547.16	0.00	N/A	05/01/28	--	18,200,452.21	18,171,905.05	06/01/23
10	300801753	Various Petaluma		CA	Actual/360	4.504%	73,593.48	22,721.89	0.00	N/A	04/01/28	--	18,974,997.96	18,952,276.07	06/01/23
11	300801776	RT	Pico Rivera	CA	Actual/360	4.655%	75,760.12	0.00	0.00	N/A	05/01/28	--	18,900,000.00	18,900,000.00	06/01/23
12	310945503	OF	Sunnyvale	CA	Actual/360	3.365%	49,259.54	0.00	0.00	01/06/28	04/06/31	--	17,000,000.00	17,000,000.00	06/06/23
13	470108980	MF	Hartsdale	NY	Actual/360	4.140%	55,133.60	27,405.08	0.00	N/A	05/01/28	--	15,465,246.83	15,437,841.75	06/01/23
14	1750441	LO	Memphis	TN	Actual/360	5.580%	71,736.64	24,254.14	0.00	N/A	03/01/28	--	14,929,580.94	14,905,326.80	06/01/23
15	470108080	MF	New York	NY	Actual/360	3.910%	49,997.58	14,742.71	0.00	N/A	05/01/28	--	14,849,541.98	14,834,799.27	06/01/23
16	470109160	MF	Bayside	NY	Actual/360	4.170%	43,292.95	30,581.48	0.00	N/A	05/01/28	--	12,056,518.47	12,025,936.99	06/01/23
17	300801763	SS	Pompano Beach	FL	Actual/360	4.695%	50,536.46	0.00	0.00	N/A	04/01/28	--	12,500,000.00	12,500,000.00	06/01/23
18	310943990	LO	Woodinville	WA	Actual/360	4.920%	42,929.41	15,584.32	0.00	N/A	05/11/28	--	10,132,826.80	10,117,242.48	06/11/23
19	300801766	RT	Aurora	CO	Actual/360	5.169%	41,155.86	13,563.88	0.00	N/A	05/01/28	--	9,246,256.43	9,232,692.55	06/01/23
20	300801764	LO	Pleasant Prairie	WI	Actual/360	5.049%	40,128.43	13,853.60	0.00	N/A	05/01/28	--	9,229,699.54	9,215,845.94	06/01/23
21	1751631	OF	Purcellville	VA	Actual/360	4.980%	39,538.78	14,021.22	0.00	N/A	05/01/28	--	9,220,081.74	9,206,060.52	06/01/23
22	1751313	RT	Van Nuys	CA	Actual/360	4.870%	38,571.57	12,467.74	0.00	N/A	04/01/28	--	9,197,699.17	9,185,231.43	06/01/23
23	1852573	LO	Baltimore	MD	Actual/360	5.000%	36,691.68	12,910.64	0.00	N/A	05/01/28	--	8,521,938.21	8,509,027.57	06/01/23
24	300801761	LO	El Paso	TX	Actual/360	5.042%	36,643.83	10,283.22	0.00	N/A	04/01/28	--	8,439,930.58	8,429,647.36	06/01/23
25	410944622	RT	Everett	WA	Actual/360	4.360%	29,096.94	0.00	0.00	N/A	04/11/28	--	7,750,000.00	7,750,000.00	06/11/23
26	1751767	RT	Palm Coast	FL	Actual/360	4.940%	30,083.96	10,836.12	0.00	N/A	05/01/28	--	7,072,108.68	7,061,272.56	06/01/23
27	1852076	LO	Newport News	VA	Actual/360	5.225%	29,098.03	9,447.91	0.00	N/A	04/01/28	--	6,467,227.70	6,457,779.79	06/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	470108820	MF	Larchmont	NY	Actual/360	4.220%	21,516.59	10,345.45	0.00	N/A	05/01/28	--	5,921,091.75	5,910,746.30	06/01/23
29	470108020	MF	Yonkers	NY	Actual/360	4.570%	23,392.44	9,813.01	0.00	N/A	04/01/28	--	5,944,291.36	5,934,478.35	06/01/23
30	470108340	MF	New York	NY	Actual/360	4.250%	22,324.31	0.00	0.00	N/A	04/01/28	--	6,100,000.00	6,100,000.00	06/01/23
31	1852393	RT	Fraser	CO	Actual/360	4.885%	25,415.84	0.00	0.00	N/A	05/01/28	--	6,042,000.00	6,042,000.00	06/01/23
32	410944931	SS	Sacramento	CA	Actual/360	4.610%	21,198.09	8,698.27	0.00	N/A	05/11/28	--	5,339,942.07	5,331,243.80	06/11/23
33	470108700	MF	Bronx	NY	Actual/360	4.260%	19,024.21	9,049.74	0.00	N/A	04/01/28	--	5,186,063.21	5,177,013.47	06/01/23
34	1852374	RT	Duvall	WA	Actual/360	4.888%	23,628.50	0.00	0.00	N/A	05/01/28	--	5,614,000.00	5,614,000.00	06/01/23
35	310401035	RT	Concord	NH	Actual/360	4.880%	22,692.00	0.00	0.00	N/A	05/01/28	--	5,400,000.00	5,400,000.00	06/01/23
36	1750068	MF	Galveston	TX	Actual/360	4.670%	20,509.08	0.00	0.00	N/A	05/01/28	--	5,100,000.00	5,100,000.00	06/01/23
38	610943037	RT	Bakersfield	CA	Actual/360	5.160%	19,685.48	6,553.36	0.00	N/A	04/11/28	--	4,430,340.78	4,423,787.42	06/11/23
39	1750437	MF	Punta Gorda	FL	Actual/360	4.540%	17,592.50	5,315.42	0.00	N/A	05/01/28	--	4,500,000.00	4,494,684.58	06/01/23
40	1851946	OF	Seattle	WA	Actual/360	4.345%	14,771.37	9,846.84	0.00	N/A	04/01/28	--	3,947,950.46	3,938,103.62	06/01/23
41	470109010	MF	Suffern	NY	Actual/360	4.220%	14,399.56	6,923.50	0.00	N/A	05/01/28	--	3,962,576.65	3,955,653.15	06/01/23
42	410943320	MF	Louisville	KY	Actual/360	4.820%	15,699.83	8,845.12	0.00	N/A	04/11/28	01/11/28	3,782,584.52	3,773,739.40	06/11/23
43	310401043	IN	Emporia	VA	Actual/360	4.515%	16,348.69	0.00	0.00	N/A	05/01/28	02/01/28	4,205,000.00	4,205,000.00	06/01/23
44	1852283	RT	Bloomington	IL	Actual/360	4.930%	17,575.45	0.00	0.00	N/A	05/01/28	--	4,140,000.00	4,140,000.00	06/01/23
45	470108470	MF	North Babylon	NY	Actual/360	4.240%	13,689.85	3,413.17	0.00	N/A	04/01/28	--	3,749,503.01	3,746,089.84	06/01/23
46	310401046	IN	Houston	TX	Actual/360	4.950%	15,333.17	4,443.01	0.00	N/A	05/01/28	--	3,597,223.86	3,592,780.85	06/01/23
47	410944795	OF	Township of West Dept NJ		Actual/360	5.230%	14,066.69	4,528.40	0.00	N/A	05/11/28	--	3,123,424.08	3,118,895.68	06/11/23
48	470109120	MF	Yonkers	NY	Actual/360	4.120%	10,001.84	5,013.30	0.00	N/A	05/01/28	--	2,819,185.33	2,814,172.03	06/01/23
49	470108510	MF	Bronx	NY	Actual/360	4.190%	9,855.21	4,797.80	0.00	N/A	05/01/28	--	2,731,446.29	2,726,648.49	06/01/23
50	300801762	MH	Clearwater	FL	Actual/360	5.115%	11,781.57	3,990.71	0.00	N/A	01/01/28	--	2,674,842.70	2,670,851.99	06/01/23
51	470108740	MF	Great Neck	NY	Actual/360	4.200%	9,204.27	4,488.21	0.00	N/A	04/01/28	--	2,544,960.25	2,540,472.04	06/01/23
52	470108540	MF	Bronx	NY	Actual/360	4.180%	8,176.19	4,020.07	0.00	N/A	04/01/28	--	2,271,515.35	2,267,495.28	06/01/23
53	300801770	98	Metairie	LA	Actual/360	5.819%	11,524.85	0.00	0.00	N/A	05/01/28	--	2,300,000.00	2,300,000.00	06/01/23
54	470108170	MF	New York	NY	Actual/360	4.210%	8,338.14	0.00	0.00	N/A	05/01/28	--	2,300,000.00	2,300,000.00	06/01/23
55	470108190	MF	New York	NY	Actual/360	4.320%	7,806.87	3,602.20	0.00	N/A	05/01/28	--	2,098,621.98	2,095,019.78	06/01/23
56	470107690	MF	Bellrose	NY	Actual/360	4.330%	8,150.60	1,939.36	0.00	N/A	04/01/28	--	2,185,962.69	2,184,023.33	06/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	310401057	MH	Yucaipa	CA	Actual/360	4.585%	7,777.94	0.00	0.00	N/A	04/01/28	--	1,970,000.00	1,970,000.00	06/01/23
58	470108410	MF	Great Neck	NY	Actual/360	4.220%	5,682.90	2,748.29	0.00	N/A	04/01/28	--	1,563,861.64	1,561,113.35	06/01/23
59	470108050	MF	East Elmhurst	NY	Actual/360	4.230%	6,192.25	0.00	0.00	N/A	05/01/28	--	1,700,000.00	1,700,000.00	06/01/23
60	470108660	MF	New York	NY	Actual/360	4.190%	5,246.17	2,568.77	0.00	N/A	04/01/28	--	1,454,016.39	1,451,447.62	06/01/23
61	470108800	MF	New York	NY	Actual/360	4.190%	5,664.65	0.00	0.00	N/A	05/01/28	--	1,570,000.00	1,570,000.00	06/01/23
62	470108450	MF	New York	NY	Actual/360	4.180%	4,915.02	2,402.74	0.00	N/A	05/01/28	--	1,365,494.95	1,363,092.21	06/01/23
63	470107130	MF	Brooklyn	NY	Actual/360	4.580%	4,336.50	1,800.90	0.00	N/A	05/01/28	--	1,099,549.16	1,097,748.26	06/01/23
Totals							3,272,142.42	700,494.60	0.00				859,770,279.37	859,069,784.77
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,386,497.37	4,567,886.23	01/01/23	03/31/23	--	0.00	0.00	391,029.98	391,029.98	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	78,206.00	78,206.00	0.00	0.00
2	12,533,911.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,587,553.00	15,869,013.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,639,748.00	2,219,749.06	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	29,229,475.56	7,706,425.52	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	24,486,717.00	27,782,297.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	23,029,979.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	16,827,362.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,552,903.00	559,219.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,295,991.87	1,431,772.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,329,892.22	523,212.53	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	38,926,551.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,461,658.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	598,493.48	428,064.25	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,199,616.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	995,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,694,543.51	0.00	--	--	--	0.00	0.00	0.00	0.00	21,361.37	0.00
18	1,614,432.70	1,784,930.52	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,938,816.88	579,448.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,247,697.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	730,326.12	98,779.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	823,912.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,093,574.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,010,711.37	2,180,437.68	04/02/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	742,090.74	186,424.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	876,596.85	267,813.93	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	68,596.40	0.00
27	1,251,585.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	454,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	506,301.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	202,096.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	665,291.00	166,528.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,043,508.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	208,708.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	568,029.00	141,067.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	489,682.00	489,682.57	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	444,412.82	478,081.47	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	460,553.93	01/01/22	10/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	500,697.92	126,657.77	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	570,807.00	140,296.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	194,227.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	407,400.00	101,850.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	163,585.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	453,483.00	451,397.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	288,109.40	82,800.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	357,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	135,867.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	168,369.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	180,534.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	55,639.96	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	181,019.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	154,262.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	122,677.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	146,913.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	(15,459.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	27,688.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	143,629.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	110,489.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	176,523.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	231,156,793.87	68,880,027.73				0.00	0.00	469,235.98	469,235.98	89,957.77	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434455%	4.385108%	53
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434648%	4.385284%	54
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.434850%	4.385466%	55
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.441139%	4.391916%	56
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.441363%	4.413602%	57
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.441551%	4.413786%	58
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.441738%	4.413968%	59
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.441936%	4.414161%	60
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442120%	4.414341%	61
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442316%	4.414531%	62
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442498%	4.414709%	63
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442680%	4.414886%	64
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
1	310944093	05/11/23	0	A	391,029.98	391,029.98	0.00		68,712,761.67
1A	310945339	05/11/23	0	A	78,206.00	78,206.00	0.00		13,742,552.46
Totals					469,235.98	469,235.98	0.00		82,455,314.13
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		74,026,336	74,026,336	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		621,043,449	621,043,449	0		0
> 60 Months		164,000,000	164,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	859,069,785	859,069,785	0	0	0	0
May-23	859,770,279	785,638,283	74,131,997	0	0	0
Apr-23	860,509,191	860,509,191	0	0	0	0
Mar-23	865,871,816	861,175,925	0	0	4,695,892	0
Feb-23	866,677,477	866,677,477	0	0	0	0
Jan-23	867,344,470	867,344,470	0	0	0	0
Dec-22	868,008,707	868,008,707	0	0	0	0
Nov-22	868,715,526	868,715,526	0	0	0	0
Oct-22	869,374,095	869,374,095	0	0	0	0
Sep-22	870,075,416	870,075,416	0	0	0	0
Aug-22	870,728,363	870,728,363	0	0	0	0
Jul-22	871,378,613	871,378,613	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	300801773	74,026,335.92	74,026,335.92	545,600,000.00	02/03/18	21,216,812.47	2.15430	09/30/22	05/10/23	298
Totals		74,026,335.92	74,026,335.92	545,600,000.00		21,216,812.47

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	300801773	RT	VA	02/28/23	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310944093	72,460,703.19	4.83900%	72,460,703.19	4.83900%	10	07/08/20	06/11/20	08/11/20
1	310944093	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
1A	310945339	14,492,140.70	4.83900%	14,492,140.70	4.83900%	10	07/08/20	06/11/20	08/11/20
1A	310945339	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
23	1852573	8,964,118.13	5.00000%	8,998,093.79	5.00000%	10	05/12/21	05/12/21	--
Totals		95,916,962.02		95,950,937.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	410943782 04/17/23	4,695,891.69	7,230,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,695,891.69	7,230,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	410943782	04/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	3,952.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	0.00	0.00	790.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	510.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	496.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	5,749.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,749.64

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Supplemental Notes
None

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